Financial Risk Management (Details 1) (USD $)	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Risk Management [Abstract]
Cash and cash equivalents	$ 3,006,598	$ 4,759,711	$ 3,474,150	$ 4,136,803	$ 6,280,992	$ 17,782	$ 15,018	$ 24,375
Insured amount		61,366
Non-insured amount		$ 4,698,345